Assets for Rights-of-Use and Obligations for Lease Contracts - Schedule of Movement in Lease Liabilities and Cash Flows (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Assets for Rights-of-Use and Obligations for Lease Contracts
Balance as January 01, 2019	$ 151,885	$ 172,924
Additions due to new contracts	4,674	9,250
Disposals due to early termination	(20,177)	(1,971)
Interest expenses	3,725	4,923
Remeasurements of the liability due to modifications	(728)	1,399
Inflation indexation adjustments	6,252	2,701
Exchange rate adjustments	25	(4)
Exchange rate difference	1,435	(3,650)
Capital and interest payments	(31,547)	(33,687)
Totals	$ 115,544	$ 151,885